Leases (Lease Receivables) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Sep. 30, 2015
Leases [Abstract]
Gross minimum lease payments receivable	$ 2,072.6	$ 2,305.9
Unearned interest income	(762.7)	(882.1)
Lease Receivables, net	$ 1,309.9	$ 1,423.8